Statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income (loss) for the year	R$ 378,209	R$ 1,102,364	R$ (4,291,240)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	505,425	447,668	419,691
Allowance for doubtful accounts	24,913	9,806	39,287
Provisions for legal proceedings	158,263	189,244	44,460
Provisions (reversals) for inventory obsolescence	3,059	0	(414)
Deferred taxes	(547,059)	1,114	648,000
Equity results	(544)	1,280	3,941
Share-based payments	14,849	13,524	14,352
Exchange and monetary variations, net	95,132	(1,149,616)	1,723,441
Interest on debt and finance leases	566,902	682,188	600,410
Unrealized hedge results	8,639	82,990	18,475
Provision for profit sharing	65,573	56,238	10,633
Write-off property, plant and equipment and intangible assets	145,855	181,308	25,069
Write-off of goodwill on investment in associate	15,184	0	0
Losses from capital increase in associate	0	1,368	0
Other	0	16,232	0
Gain on redemption of debt	0	(286,799)	0
Total adjustments to reconcile net income (loss) to net cash provided by operating activities	1,434,400	1,348,909	(743,895)
Changes in assets and liabilities:
Trade receivables	(198,370)	(307,574)	(149,623)
Short-term investments	(353,231)	83,062	309,749
Inventories	1,038	16,648	(60,140)
Deposits	46,388	(323,641)	21,077
Suppliers	(202,462)	204,184	210,474
Suppliers - Forfaiting	76,157	0	0
Advance ticket sales	270,994	(20,710)	105,044
Mileage program	(47,714)	9,374	211,940
Advances from customers	4,895	3,364	10,263
Salaries	(43,641)	(23,351)	(15,438)
Landing fees	126,085	(74,090)	(1,492)
Tax obligations	460,980	257,464	233,930
Derivatives	(32,310)	(13,384)	(6,267)
Provisions	(270,970)	(253,643)	(61,386)
Operating leases	131,877	(158,994)	166,227
Other assets (liabilities)	18,157	64,220	(67,602)
Interest paid	(528,398)	(606,405)	(548,773)
Income taxes paid	(221,122)	(226,500)	(213,555)
Net cash flows from (used in) operating activities	672,753	(21,067)	(599,467)
Investing activities
Sale of interest in subsidiary	68,163	0	0
Short-term investments of Smiles	(171,174)	(45,651)	(254,416)
Restricted cash	(100,835)	542,107	(403,854)
Capital increase in associate	0	(3,439)	0
Advances for property, plant and equipment acquisition, net	68,679	536,444	(167,646)
Property, plant and equipment	(370,438)	(409,709)	(391,731)
Intangible assets	(55,449)	(29,656)	(42,812)
Dividends received from associate	1,249	1,993	1,302
Net cash flows (used in) from investing activities	(559,805)	592,089	(1,259,157)
Financing activities
Loan funding, net of issuance costs	1,898,738	0	2,510,521
Debt issuance and exchange offer costs	(65,628)	(27,249)	(41,990)
Loan payments	(274,480)	(520,519)	(1,632,039)
Early payment of Senior Notes	(707,142)	0	0
Finance lease payments	(239,092)	(342,791)	(409,519)
Dividends and interest attributable to shareholders’ equity paid to non-controlling interests of Smiles	(254,892)	(171,829)	(136,822)
Capital increase	2,692	0	465,048
Share issuance cost	(523)	(395)	(5,009)
Net cash flows from (used in) financing activities	359,673	(1,062,783)	750,190
Foreign exchange variation on cash held in foreign currencies	(7,966)	(18,364)	281,993
Net increase (decrease) in cash and cash equivalents	464,655	(510,125)	(826,441)
Cash and cash equivalents at beginning of the year	562,207	1,072,332	1,898,773
Cash and cash equivalents at the end of the year	1,026,862	562,207	1,072,332
Non-cash transactions
Interest on shareholders’ equity and dividends, net of taxes	(49,602)	0	0
Deposits in guarantee for lease agreements	10,307	0	0
Write-off of finance lease agreements	(15,334)	0	0
Renegotiation of finance lease agreements	0	549,144	145,487
Provision for aircraft return	0	97,423	259,673
Software acquisition	0	25,660	0
Engine maintenance financing	529,775	201,170	0
Property, plant and equipment acquisition through Finimp	R$ 63,066	R$ 0	R$ 107,592